OTHER ASSETS, NET (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER ASSETS, NET
Other receivables	$ 1,158,447	$ 777,830
Tax advance	1,066,318	1,643,171
Marketable and non-marketable for sale assets	978,319	850,688
Assets pledged as collateral	752,099	472,443
Prepaid expenses	576,742	454,595
Receivables related to abandoned accounts	439,994	386,451
Receivable Sales of goods and service	260,674	198,453
Taxes receivable	232,082	141,624
Accounts receivable from contracts with customers	192,029	182,672	$ 177,991
Operating leases	172,216	109,122
Balance in credit card clearing house	142,331	90,627
Commission for letters of credit	70,249	74,320
Debtors	21,646	19,483
Others	488,640	350,970
Total other assets	6,551,786	5,752,449
Allowance others	(3,920)	(791)
Total other assets, net	$ 6,547,866	$ 5,751,658